Organization and Business Operations - Trust Account (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)
Organization and Business Operations
Annual limit to fund working capital requirements	$ 250,000	$ 250,000
Obligation to redeem common stock included in the units being sold in the public offering (as a percent)	100.00%
Threshold period from closing of public offering the company is obligated to complete business combination	24 months
Redemption of common stock included in the units sold in public offering (as a percent)	$ 100
Cash equal to pro rata share calculated based on business days prior to consummation of business combination (in days)	2 days
Cash equal to pro rata share calculated based on business days prior to consummation of tender offer (in days)	2 days
Cash, FDIC Insured Amount	$ 250,000	250,000
Minimum net tangible assets upon consummation of the Company's initial Business Combination and after payment of underwriters' fees and commissions	$ 5,000,001	5,000,001
Threshold business days for redemption of shares of trust account	10 days
Maximum net interest to pay dissolution expenses	$ 100,000
Working capital deficit		$ 682,669